1(212) 318-6054

vadimavdeychik@paulhastings.com

September 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Brookfield Investment Funds (the “Trust”)
Post-Effective Amendment No. 39 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (333-174323)

Ladies and Gentlemen:

On behalf of the Center Coast Brookfield Energy Infrastructure Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A that has been marked to show changes from Post-Effective Amendment No. 38.

The purpose of this filing is to address staff comments and make other non-material changes. It is proposed that this filing will become effective September 5, 2018, pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933. This filing does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP